Jeff Leathers
@JeffLeathers

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For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many others as selling group members in this historic IPO.

Private equity has outperformed public equity by 1,330% since 2000.*

But for too long, PE has been opaque, illiquid, and inaccessible.

Enabled by a change in regulatory policy, USPE brings institutional PE funds into an exchange traded structure.

No paperwork. No accreditation. No minimums. No lockups. No gates.

Just hit "Buy" or "Sell" like any other stock.

It's one small tap for investors. One giant leap for PE.

We've reserved an IPO allocation for individuals on:
Robinhood: robinhood.com/applink/instru...
Other brokerages: tapprivatemarkets.com/ipo

Disclaimers below**



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.
TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.
TCBI Securities, Inc. is not affiliated with Tap Capital LLC.
Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.
Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions
Disclaimers
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Jeff Leathers @JeffLeathers · 6h
Disclaimers

*Source: MSCI Private Capital, Dawson, Bloomberg. The 1,330% figure represents the difference in cumulative returns since 2000, calculated from MSCI Global Private Equity Closed-End Fund Index returning 19.9x versus 6.6x for the Russell 3000 Index. For illustrative purposes only. Projections and forward-looking statements are not reliable indicators of future events, and no guarantee or assurance is given that such activities will occur as expected or at all. PE investments differ from public equities in several respects, including liquidity, valuation, transparency, methodology, use of leverage, fee structures, and investment horizon. PE returns are typically based on periodic valuations of underlying investments and may not reflect realized outcomes and such investments are generally less liquid than publicly traded securities. For additional details on the investment strategy and investment risks for the Tap US Private Equity Fund of Funds (the "Fund"), please see the Fund's registration statement, as amended (File No. 333-286914) (the "Prospectus"), which may be obtained by visiting EDGAR on the SEC's website at sec.gov or by contacting Tap Capital, LLC ("Tap").

**This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.
The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.
TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.
Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity.
Please see the "PRINCIPAL RISKS" section of the Prospectus.
The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

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Aj @Ajwritescrypto

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You're bearish? They put private equity into a publicly listed fund and you're bearish?

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...


TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.
TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.
TCBI Securities, Inc. is not affiliated with Tap Capital LLC.
Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.
Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions
Disclaimers
This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.
This Presentation includes market data and other statistical information from thi industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the acc nd makes no representation or warranty with respect to the accuracy of such information.
A registration statement on Form N-2 (File No. 333-286914) relating to the offe (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully ctives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.
Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.
Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.
This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and
expressions may identify forward-looking statements, but the absence of these words does not mean that a statem
s, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties
actual results or performance to be materially different from those expressed or implied by these forward-looking statements.
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Jeff Leathers @JeffLeathers · 32m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Not Jerome Powell @alifarhat79
Parody account

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PE fund managers the day after $USPE goes public



Jeff Leathers @JeffLeathers · 5h
For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...


Private Equity
Not an endorsement.

Paid partnership

7:19 AM · Apr 28, 2026 · **16.2K** Views

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Jeff Leathers @JeffLeathers · 27m
**Disclaimer
This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Mikael @BacardiCapital

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PE funds becoming available in brokerage accounts and 401Ks



From **Just a Dude Who Invests**

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...


Private Equity

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7:32 AM · Apr 28, 2026 · **19.9K** Views

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Jeff Leathers @JeffLeathers · 28m

**Disclaimer
This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Degen CPA @DrewVento

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How I look at my wealth adviser while he's still pitching me illiquid private equity



Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from third party sources, including independent industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the accuracy or completeness of this information, and makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offering of the Fund's shares of common stock (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully consider the Fund's investment objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and similar expressions may identify forward-looking statements, but the absence of these words does not mean that a statement is not forward-looking. These forward-looking statements involve a number of risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties (some of which are beyond the Company's control) or other assumptions that may cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

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:02 AM · Apr 28, 2026 · **3,014** Views

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Jeff Leathers @JeffLeathers · 24m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Exec Sum @exec_sum

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NEWS: $USPE is set to become the first NYSE-listed private equity fund of fund, giving investors public-market access to PE.

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from thi[illegible] industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the acc[illegible]nd makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offe[illegible] (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully [illegible] objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible] of risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties [illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

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10:13 AM · Apr 28, 2026 · **2,883** Views

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Jeff Leathers @JeffLeathers · 32m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

FSMN @faststocknewss

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Tap is launching $USPE, the first NYSE-listed fund that lets investors trade private equity like they trade ETFs.

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...


TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from third party sources, including independent industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the accuracy or completeness of this information, and makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offering of the Fund's shares of common stock (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully consider the Fund's investment objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible] risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties [illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

1:38 / 1:40

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6:58 AM · Apr 28, 2026 · **6,427** Views

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Jeff Leathers @JeffLeathers · 23m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

3

Geiger Capital @Geiger_Capital

"I'm in Private Equity now"

-Guy who just bought the USPE ETF



Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

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1:40 / 1:40

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7:51 AM · Apr 28, 2026 · **22.7K** Views

7 4 131 7

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Jeff Leathers @JeffLeathers · 53m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

1 9

High Yield Harry @HighyieldHarry

Private Equity is finally being marked in the public markets now.



0:24

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.
TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.
TCBI Securities, Inc. is not affiliated with Tap Capital LLC.
Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.
Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions
Disclaimers
This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.
This Presentation includes market data and other statistical information from third
industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the acc
nd makes no representation or warranty with respect to the accuracy of such information.
Watch again
A registration statement on Form N-2 (File No. 333-286914) relating to the offe
(the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully
ctives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.
Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.
Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.
This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and
actual results or performance to be materially different from those expressed or implied by these forward-looking statements.
1:40 / 1:40

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7:12 AM · Apr 28, 2026 · **58.4K** Views

4 | 4 | 207 | 38

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Jeff Leathers @JeffLeathers · 26m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

NO CONTEXT HUMANS
@HumansNoContext

Subscribe

Does this mean I can get margin on PE exposure?



Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...


Private Equity
Not an endorsement

Paid partnership

8:01 AM · Apr 28, 2026 · **33.9K** Views

49 56 1

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Replying to @HumansNoContext

Post your reply

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Jeff Leathers @JeffLeathers · 30m

**Disclaimer
This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Austin Lieberman @LiebermanAustin

When you bought 100 shares of USPE in the IPO "I work in private equity"

> **Jeff Leathers** @JeffLeathers · 5h
>
> For the first time ever, buy PE like you buy ETFs.
>
> Announcing the IPO for $USPE
>
> We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from thi[illegible] industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the acc[illegible]nd makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offe[illegible] (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully [illegible] objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible]s, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties (som[illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

Watch again
1:40 / 1:40

Paid partnership

7:17 AM · Apr 28, 2026 · **2,881** Views

2

Replying to @LiebermanAustin

Post your reply

Reply

Jeff Leathers @JeffLeathers · 27m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

litquidity @litcapital

Subscribe

How retail investors feel after investing $100 on USPE and updating their LinkedIn to say “Private Equity Investor”



0:00 / 0:08

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We’re proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from thi[illegible] industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the ac[illegible] and makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offe[illegible] (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully consider the Fund's investment objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible] risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties [illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

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1:40 / 1:40

Paid partnership

9:56 AM · Apr 28, 2026 · **25.4K** Views

3 3 106 12

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Replying to @litcapital

Post your reply

Reply

Jeff Leathers @JeffLeathers · 32m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund’s common shares (the “Common Shares”) has been filed with the Securities and Exchange Commission (“SEC”) but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering (“IPO”) of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the “PRINCIPAL RISKS” section of the Prospectus.

The Fund’s securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Markets & Mayhem @Mayhem4Markets

WOW. 🤯

Tap is launching $USPE, the first NYSE-listed fund that lets investors trade private equity like they trade ETFs.

> **Jeff Leathers** @JeffLeathers · 5h
>
> For the first time ever, buy PE like you buy ETFs.
>
> Announcing the IPO for $USPE
>
> We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.
TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.
TCBI Securities, Inc. is not affiliated with Tap Capital LLC.
Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.
Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions
Disclaimers
This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.
Watch again
Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.
Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.
1:40 / 1:40

Paid partnership

8:11 AM · Apr 28, 2026 · **7,307** Views

4 6 3

Relevant

Replying to @Mayhem4Markets

Post your reply

Reply

Jeff Leathers @JeffLeathers · 30m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Heisenberg @Mr_Derivatives

Subscribe

Guy buys 100 shares of USPE and be like:

> **Jeff Leathers** @JeffLeathers · 5h
>
> For the first time ever, buy PE like you buy ETFs.
>
> Announcing the IPO for $USPE
>
> We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from third party sources, including independent industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the accuracy or completeness of this information, and makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offering of the Fund's shares of common stock (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully consider the Fund's investment objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible] risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties [illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

1:40 / 1:40

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Jeff Leathers @JeffLeathers · 31m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Murray Hill Guy @MurrayHillGuy1

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when you realize you found the most important investment of the year and you know most people are gonna scroll right past it without watching

> **Jeff Leathers** @JeffLeathers · 5h
>
> For the first time ever, buy PE like you buy ETFs.
>
> Announcing the IPO for $USPE
>
> We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from thi[illegible] industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the ac[illegible] and makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offe[illegible] (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully [illegible] objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible] risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties [illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

Watch again
1:40 / 1:40

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7:08 AM · Apr 28, 2026 · **10.8K** Views

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Jeff Leathers @JeffLeathers · 25m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Quiver Quantitative @QuiverQuant

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$USPE is set to become the first NYSE-listed fund giving investors publicly traded exposure to private equity funds

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from third party sources, including independent industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the accuracy or completeness of this information, and makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offering of the Fund's shares of common stock (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully consider the Fund's investment objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statement [illegible] risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties [illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

1:40 / 1:40

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7:01 AM · Apr 28, 2026 · **26.9K** Views

10 4 60 38

Relevant

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Reply

Jeff Leathers @JeffLeathers · 24m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Ramp Capital @RampCapitalLLC

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I'm not like a regular PE Fund
I'm a cool PE fund

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from third party sources, including independent industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the accuracy or completeness of this information, and makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offering of the Fund's shares of common stock (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully consider the Fund's investment objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a [illegible] including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties [illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

1:40 / 1:40

Paid partnership

7:53 AM · Apr 28, 2026 · **45.7K** Views

3 | 4 | 259 | 16

Relevant

Post your reply

Reply

Jeff Leathers @JeffLeathers · 30m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Restructuring__ @Restructuring__

This is extremely interesting and I have a lot of thoughts

Note: this is obviously not investing advice, I do not have insights into the fund structure and these are just my speculations. That said, let's get to it

The idea is somewhat simple: pool capital together, buy a stake, or invest that pool of capital in a private equity fund. My thought is that the fund works along these lines:

1)USPE is looking to raise $100M, so they will try to place on the market 8M shares at $12.5/share.

2)After investors have purchased shares, the manager will take the capital and invest in private equity funds like an institutional investor would do. From my understanding, they will purchase existing private equity funds, which allows them to put all that money to work immediately as opposed to waiting for the capital calls from each underlying fund.

3)The security will then hold ownership of the underlying private equity fund. To make things simple, let's assume they just invest in a single private equity fund (they will invest in more for diversification purposes). So they take the initial $100M and invest $80M to buy an existing LP stake in a fund (say L Catterton IX; let's assume they buy at 100c on the dollar to keep things simple, but they might also be purchasing at a discount as compensation for providing liquidity).

After that, USPE will own $80M of interest in L Catterton IX and $20M in cash, so total value is still $100M. In theory, the price should not move (we are ignoring market demand to keep things simple for now).

Then, in 6 months, L Catterton IX has an exit of one of its portcos. Let's keep it again very simple and assume that this portco was 10% of the fund equity and the deal is a net 2.0x MOIC.

USPE, as an investor, receives a distribution from the exit. From their $80M of interest, the invested capital was $8M, and they receive $16M in cash.

Now, USPE has $36M in cash and $72M of remaining interest in L Catterton IX, so the total value of USPE is $108M. In theory, the second the exit is announced, the share price should move from $12.5 to $13.5 ($108M / 8M shares).

Now, this is assuming a perfectly efficient market with no information frictions. In practice, the price will obviously move based on demand and supply and what is going on in the market.

For example, if USPE has 50% of its capital in Thoma Bravo and software stocks fall in half, you would expect USPE to trade down as a result.

In addition, this is a simplification as it excludes things like private equity marks, which you would expect to impact trading prices and perceived NAV for USPE, but I think this captures the dynamic pretty well.

> **Jeff Leathers** @JeffLeathers · 5h
>
> For the first time ever, buy PE like you buy ETFs.
>
> Announcing the IPO for $USPE
>
> We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from third party sources, including independent industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the accuracy or completeness of this information, and makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-[illegible]) relating to the offering of the Fund's shares of common stock (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully consider the Fund's investment objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and similar expressions may identify forward-looking statements, but the absence of these words does not mean that a statement is not forward-looking. These forward-looking statements involve a number of risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties (some of which are beyond the Company's control) or other assumptions that may cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

Paid partnership

9:32 AM · Apr 28, 2026 · **7,449** Views

1 · 1 · 22 · 20

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Reply

Jeff Leathers @JeffLeathers · 43m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

QE Infinity @StealthQE4

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Does this mean I can get margin on PE exposure?

> **Jeff Leathers** @JeffLeathers · 5h
>
> For the first time ever, buy PE like you buy ETFs.
>
> Announcing the IPO for $USPE
>
> We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from third party sources, including independent industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the accuracy or completeness of this information, and makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offering of the Fund's shares of common stock (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully consider the Fund's investment objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible]ilar expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible]ks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties (som[illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

1:40 / 1:40

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7:00 AM · Apr 28, 2026 · **4,988** Views

5 · 18 · 2

Relevant

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Reply

Jeff Leathers @JeffLeathers · 23m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Evan @StockMKTNewz

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The first NYSE-listed fund giving investors publicly traded exposure to Private Equity is about to launch

The fund will trade under the ticker $USPE

> **Jeff Leathers** @JeffLeathers · 5h
>
> For the first time ever, buy PE like you buy ETFs.
>
> Announcing the IPO for $USPE
>
> We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from thi[illegible] industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the ac[illegible]nd makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offe[illegible] (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully [illegible] objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible]s, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties [illegible] [illegible] actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

Watch again
1:40 / 1:40

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10:56 AM · Apr 28, 2026 · **13K** Views

7 · 4 · 15 · 7

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Replying to @StockMKTNewz

Post your reply

Reply

Jeff Leathers @JeffLeathers · 32m

**Disclaimer
This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Shay Boloor @StockSavvyShay

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Tap is launching $USPE which will be the first NYSE-listed private equity fund-of-funds.

It is designed to let investors buy and sell private equity exposure the same way they trade stocks or ETFs.



USPE
Watch again
0:51 / 1:31

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.
TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.
TCBI Securities, Inc. is not affiliated with Tap Capital LLC.
Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.
Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions
Disclaimers
Watch again
1:40 / 1:40

Paid partnership

7:13 AM · Apr 28, 2026 · **34K** Views

23 12 72 25

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View quotes

Post your reply

Reply

Jeff Leathers @JeffLeathers · 51m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

23

Tiffany Fong @TiffanyFong

Subscribe

Some 20 year old kid who just bought USPE: “I’m in private equity now.”



Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We’re proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from thi[illegible] industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the acc[illegible]nd makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offe[illegible] (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully [illegible]ctives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible] risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties (som[illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

Watch again
1:40 / 1:40

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7:02 AM · Apr 28, 2026 · **8,430** Views

16 6 38 2

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Post your reply

Reply

Jeff Leathers @JeffLeathers · 24m

**Disclaimer
This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund’s common shares (the “Common Shares”) has been filed with the Securities and Exchange Commission (“SEC”) but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering (“IPO”) of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the “PRINCIPAL RISKS” section of the Prospectus.

The Fund’s securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

TTI
@TikTokInvestors

Subscribe

Sir, they've put private equity into a closed-end exchange traded fund



Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...


TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.
TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.
TCBI Securities, Inc. is not affiliated with Tap Capital LLC.
Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.
Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions
Disclaimers
Watch again
1:40 / 1:40

Paid partnership

7:24 AM · Apr 28, 2026 · **11K** Views

3 36 5

Post your reply

Reply

Jeff Leathers @JeffLeathers · 52m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

4

← Post

unusual_whales @unusual_whales

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Tap is launching an ETF, $USPE, which is set to become the first NYSE-listed fund giving investors publicly traded exposure to private equity funds.

> **Jeff Leathers** @JeffLeathers · 5h
>
> For the first time ever, buy PE like you buy ETFs.
>
> Announcing the IPO for $USPE
>
> We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...


TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from thi[illegible] industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the acc[illegible]nd makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offe[illegible] (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully [illegible] objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] of risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties (som[illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

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1:40 / 1:40

Paid partnership

9:23 AM · Apr 28, 2026 · **84.9K** Views

37 · 9 · 64 · 29

Relevant ⌄ · View quotes ›

Replying to @unusual_whales

Post your reply

Reply

Jeff Leathers @JeffLeathers · 31m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

StockStorm @StockStormX · 1h

Circe @vocalcry

How it feels saying "I own private equity" (you bought $USPE)



0:03 / 0:12

Jeff Leathers @JeffLeathers · 5h

For the first time ever, buy PE like you buy ETFs.

Announcing the IPO for $USPE

We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from thi[illegible] industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the acc[illegible]nd makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offe[illegible] (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully [illegible] objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible] of risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties (som[illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

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7:12 AM · Apr 28, 2026 · **2,931** Views

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Jeff Leathers @JeffLeathers · 26m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Wall St Engine @wallstengine

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Tap is launching $USPE, which will be the first NYSE-listed private equity fund-of-funds.

It is designed to let investors buy and sell private equity exposure the same way they trade stocks or ETFs.

Tap says the structure removes lockups, accreditation requirements & minimums.

> **Jeff Leathers** @JeffLeathers · 5h
>
> For the first time ever, buy PE like you buy ETFs.
>
> Announcing the IPO for $USPE
>
> We're proud to have @RobinhoodApp, @WeBullGlobal, @Public, and many ...



TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead Underwriter in connection with the proposed offering of shares of the Fund.

TCBI Securities, Inc. is a FINRA-registered broker-dealer. Member FINRA, SIPC.

TCBI Securities, Inc. is not affiliated with Tap Capital LLC.

Tap Capital LLC serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio.

Shares are speculative and involve a high degree of risk, including the risks associated with leverage. Shares are appropriate only for investors who can tolerate a high degree of risk and potential illiquidity in adverse market conditions

Disclaimers

This presentation (the "Presentation") has been prepared by Tap Capital LLC, a Delaware limited liability company (the "Company"), the investment adviser to Tap US Private Equity Fund-of-Funds (the "Fund"). The Company is solely responsible for its contents. Any reproduction or distribution of this Presentation, in whole or in part, without the prior consent of the Company is prohibited. Each person viewing this Presentation agrees to use this Presentation for the sole purpose of evaluating the Fund.

This Presentation includes market data and other statistical information from thi[illegible] industry publications. The Company believes these third-party sources are reliable as of their respective dates, but has not independently verified the ac[illegible]nd makes no representation or warranty with respect to the accuracy of such information.

A registration statement on Form N-2 (File No. 333-286914) relating to the offe[illegible] (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC"), but has not yet become effective. Investors should carefully [illegible] objectives, risks charges and expenses before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, prior to the time the registration statement becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of a prospectus. Copies of the preliminary prospectus relating to the IPO may be obtained by visiting EDGAR on the SEC's website at www.sec.gov. The information in the preliminary prospectus and this Presentation is not complete and may be changed.

Except where otherwise indicated, the information herein is provided is based on matters as they exist as of the date of preparation and will not be updated or otherwise revised to reflect subsequent developments. This Presentation does not constitute investment, tax or legal advice.

Any mention of specific partners, brands, or financial institutions is purely illustrative and does not indicate any formal partnership, endorsement, or participation in the offering. This Presentation shall not constitute an offer to sell or the solicitation of an offer to buy any securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction. The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this Presentation. Any representation to the contrary is a criminal offense.

This Presentation may contain certain "forward statements," including statements regarding the Fund and/or the target investments and the Company's expectations, hopes, beliefs, intentions or strategies regarding the future. In addition, any statements that refer to projections, forecasts or other characterizations of future events or circumstances, including any underlying assumptions, are forward-looking statements. The words "anticipate," "believe," "continue," "could," "estimate," "expect," "intends," "may," "might," "plan," "possible," "potential," "predict," "project," "should," "would" and [illegible] expressions may identify forward-looking statements, but the absence of these words does not mean that a statem[illegible] [illegible] risks, including the risks described in "Risk Factors" in the Fund's registration statement on Form N-2, uncertainties [illegible] cause actual results or performance to be materially different from those expressed or implied by these forward-looking statements.

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1:40 / 1:40

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7:02 AM · Apr 28, 2026 · **15.1K** Views

5 · 2 · 27 · 7

Relevant

Replying to @wallstengine

Post your reply

Reply

Jeff Leathers @JeffLeathers · 25m

**Disclaimer

This communication has been made available to you with the consent of Tap, the investment adviser to the Fund. Tap is solely responsible for its contents.

The Prospectus relating to the registration of the Fund's common shares (the "Common Shares") has been filed with the Securities and Exchange Commission ("SEC") but has not yet become effective. Investors are advised to carefully consider the investment objective, risks, and charges and expenses of the Fund before investing. The Prospectus contains this and other information about the Fund. The Common Shares may not be sold, nor may offers to buy be accepted, until the Prospectus becomes effective. The proposed initial public offering ("IPO") of the Common Shares will be made only by means of the Prospectus. The information herein and in the Prospectus is incomplete and subject to change and does not constitute and offer to sell or a solicitation to buy securities, nor shall there be any sale of these securities in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state or jurisdiction.

TCBI Securities, Inc., doing business as Texas Capital Securities, is the Lead underwriter in connection with the IPO. TCBI Securities, Inc. is a FINRA-registered broker-dealer and not affiliated with TAP. Member FINRA, SIPC.

Investment in the Fund is speculative and involve a high degree of risk, and is suitable only for investors who can bear the risk of loss and illiquidity. Please see the "PRINCIPAL RISKS" section of the Prospectus.

The Fund's securities have not been approved or disapproved by the SEC or any other state securities commission or any other regulatory or governmental authority, nor have any of the foregoing passed upon the accuracy or adequacy of the information presented in this communication. Any representation to the contrary is a criminal offense. These materials are not advice, a recommendation or an offer to enter into any transaction with Tap or any of its affiliates. There is no guarantee that any of the goals, targets, or objectives described will be achieved.

Sponsored by Tap.

Giuseppe Skyline @giskyexplorer · 2h